Related Party Transactions - Additional Information (Detail) - USD ($)				1 Months Ended	12 Months Ended
	Oct. 10, 2014	Sep. 03, 2014	Dec. 27, 2012	Apr. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Capital contribution received	$ 55,000,000					$ 32,300,000
Dividend paid to stockholders		$ 50,000,000				50,000,000	$ 60,000,000
Additional expenses incurred for other related-party transactions					$ 2,500,000	3,100,000	3,100,000
Accrued expenses and other current liabilities					35,573,000	28,862,000
Non-cash gain on settlement of Merger-related escrow				$ 12,200,000	12,200,000
Prepaid expenses and other current assets					$ 200,000	300,000
Expected repayment period					1 year
Amounts due from employees					$ 300,000	300,000
Vivint [Member]
Related Party Transaction [Line Items]
Accrued expenses and other current liabilities					1,700,000	1,300,000
APX Group, Inc. [Member]
Related Party Transaction [Line Items]
Capital contribution received						32,300,000
Dividend paid to stockholders		$ 50,000,000				50,000,000	60,000,000
Solar [Member]
Related Party Transaction [Line Items]
Sublease and other administrative expenses					7,100,000	8,500,000
Other expenses					$ 1,900,000	2,100,000
Line of credit, financing receivable, maximum borrowing capacity			$ 20,000,000
Interest on outstanding balance			7.50%
Periodic payment of interest payable due					Payable semi-annually on June 1 and December 1 of each year commencing on June 1, 2013
Blackstone Management Partners L.L.C. [Member]
Related Party Transaction [Line Items]
Payment of annual monitoring fee description					Company agreed to pay an annual monitoring fee equal to the greater of (i) a minimum base fee of $2.7 million subject to adjustments if the Company engages in a business combination or disposition that is deemed significant and (ii) the amount of the monitoring fee paid in respect of the immediately preceding fiscal year, without regard to any post-fiscal year "true-up" adjustments as determined by the agreement.
Prepaid expenses and other current assets					$ 3,600,000	$ 3,200,000	$ 2,900,000
Transaction fees paid					20,000,000
Fee paid for support services by BMP to Company					1,500,000
Blackstone Management Partners L.L.C. [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Annual monitoring base fee, minimum					$ 2,700,000